                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811- 07377

                   Morgan Stanley Capital Opportunities Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                          10020
    (Address of principal executive offices)                          (Zip code)

                                Ronald E. Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: November 30, 2006

Date of reporting period: August 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

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MORGAN STANLEY CAPITAL OPPORTUNITIES TRUST
PORTFOLIO OF INVESTMENTS AUGUST 31, 2006 (UNAUDITED)

NUMBER OF
  SHARES                                                                VALUE
---------                                                           ------------
            COMMON STOCKS (98.0%)
            Air Freight/Couriers (5.2%)
  177,643   C.H. Robinson Worldwide, Inc.                           $  8,139,602
  202,915   Expeditors International of Washington,
            Inc.                                                       8,090,221
                                                                    ------------
                                                                      16,229,823
                                                                    ------------
            Apparel/Footwear (2.7%)
  282,540   Coach, Inc.*                                               8,529,883
                                                                    ------------
            Apparel/Footwear Retail (2.5%)
  123,698   Abercrombie & Fitch Co. (Class A)                          7,982,232
                                                                    ------------
            Broadcasting (1.9%)
  316,125   Grupo Televisa S.A. - CPO (ADR) (Mexico)                   6,019,020
                                                                    ------------
            Chemicals: Agricultural (5.1%)
  338,494   Monsanto Co.                                              16,058,155
                                                                    ------------
            Data Processing Services (2.0%)
  149,078   First Data Corp.                                           6,405,882
                                                                    ------------
            Discount Stores (7.4%)
  202,123   Costco Wholesale Corp.                                     9,457,335
   94,885   Sears Holdings Corp.*                                     13,673,877
                                                                    ------------
                                                                      23,131,212
                                                                    ------------
            Financial Conglomerates (8.2%)
  171,597   American Express Co.                                       9,015,706
  377,041   Brookfield Asset Management Inc. (Class A)
            (Canada)                                                  16,883,896
                                                                    ------------
                                                                      25,899,602
                                                                    ------------
            Financial Publishing/Services (2.9%)
  146,411   Moody's Corp.                                              8,957,425
                                                                    ------------
            Home Building (2.7%)
  139,505   Desarrolladora Homex S.A. de C.V. (ADR)
            (Mexico)*                                                  5,170,055
    6,474   NVR, Inc.*                                                 3,325,370
                                                                    ------------
                                                                       8,495,425
                                                                    ------------
            Hotels/Resorts/Cruiselines (2.5%)
  209,456   Marriott International, Inc. (Class A)                     7,888,113
                                                                    ------------
            Internet Retail (1.9%)
  191,899   Amazon.com, Inc.*                                          5,916,246
                                                                    ------------
            Internet Software/Services (11.5%)
  154,345   Akamai Technologies, Inc.*                                 6,050,324
   43,601   Google, Inc. (Class A)*                                   16,504,287
  469,334   Yahoo!, Inc.*                                             13,526,206
                                                                    ------------
                                                                      36,080,817
                                                                    ------------
            Investment Banks/Brokers (2.6%)
  146,163   Greenhill & Co., Inc.                                     8,043,350
                                                                    ------------
            Medical Specialties (3.0%)
  235,830   Dade Behring Holdings, Inc.                               9,548,757
                                                                    ------------
            Miscellaneous Commercial Services (7.5%)
  170,839   Corporate Executive Board Co. (The)                       14,972,330
  209,389   Iron Mountain Inc.*                                        8,582,855
                                                                    ------------
                                                                      23,555,185
                                                                    ------------

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
            Oil & Gas Production (6.9%)
  440,433   Ultra Petroleum Corp. (Canada)*                           21,863,094
                                                                    ------------
            Other Consumer Services (7.0%)
  573,695   eBay Inc.*                                                15,983,143
   58,134   Strayer Education, Inc.                                    6,127,324
                                                                    ------------
                                                                      22,110,467
                                                                    ------------
            Personnel Services (2.0%)
  154,365   Monster Worldwide, Inc.*                                   6,288,830
                                                                    ------------
            Property - Casualty Insurers (3.0%)
    2,948   Berkshire Hathaway Inc. (Class B)*                         9,443,918
                                                                    ------------
            Services to the Health Industry (2.4%)
  115,215   Stericycle, Inc.*                                          7,683,688
                                                                    ------------
            Specialty Telecommunications (2.5%)
  226,482   Crown Castle International Corp.*                          7,781,922
                                                                    ------------
            Tobacco (1.7%)
   95,362   Loews Corp.- Carolina Group                               5,460,428
                                                                    ------------
            Wireless Telecommunications (2.9%)
  247,386   America Movil S.A. de C.V. (Series L) (ADR)
            (Mexico)                                                   9,229,972
                                                                    ------------
            TOTAL COMMON STOCKS
               (Cost $257,093,371)                                   308,603,446
                                                                    ------------

PRINCIPAL
AMOUNT IN
THOUSANDS
---------
            SHORT-TERM INVESTMENT (2.2%)
            REPURCHASE AGREEMENT
 $  7,088   Joint repurchase agreement account 5.27%
            due 09/01/06 (dated 8/31/06;
            proceeds $7,089,038) (a) (Cost $7,088,000)                 7,088,000
                                                                    ------------
            TOTAL INVESTMENTS
               (Cost $264,181,371) (b)                      100.2%   315,691,446
            LIABILITIES IN EXCESS OF OTHER ASSETS            (0.2)      (622,374)
                                                         --------   ------------
            NET ASSETS                                      100.0%  $315,069,072
                                                         ========   ============

----------
ADR  American Depositary Receipt.

*    Non-income producing security.

(a)  Collateralized by federal agency and U.S. Treasury obligations.

(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $67,239,443 and the aggregate gross unrealized depreciation is $15,729,368, resulting in net unrealized appreciation of $51,510,075.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.


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                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Capital Opportunities Trust


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
October 19, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
October 19, 2006


/s/ Francis Smith
-------------------------------------
Francis Smith
Principal Financial Officer
October 19, 2006


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